UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06495

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Name and address of agent for service)

Registrant's telephone number, including area code:  626-795-7300

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund (“PFO”):

While the first fiscal quarter1 began on a very weak note, with fixed-income markets (including preferreds) down sharply in December 2018, markets did a 180-degree turn as the Fed changed its tune on monetary policy. Rebounding prices were broad-based and more than made up for weakness in December, and investors are once again on a hunt for yield. Total return2 on net asset value (“NAV”) for the first fiscal quarter was 5.9%, while total return on market price was 3.1%.

As discussed in our Annual Report dated November 30, 2018, there were many factors contributing to weakness in 2018. A few of them continue today, including a global economic slowdown, ongoing trade wars, and continuous political headlines from both sides of the aisle. However, the Federal Reserve’s unexpected pivot on its outlook for future rate hikes and size of its balance sheet (System Open Market Account (SOMA) portfolio) deserve most of the credit for the market’s sudden mood change. As of its March 20 meeting, the Federal Open Market Committee estimates no rate increases in 2019 and one 0.25% hike in 2020, which would leave the year-end 2021 fed funds rate 0.5% below earlier projections. It also plans to halt SOMA reductions in October 2019, an earlier end point than previously expected.

The Fed’s revised positions on rates and SOMA have been followed by similar policy statements from the European Central Bank (ECB). Investors globally have shifted expectations and now expect government officials to keep close watch over economies and markets with continued dovish monetary policies. The result has been lower, and remarkably stable, Treasury rates and a dramatic re-tightening of credit spreads.

Flow data on money going into and out of markets and investment products from late-2018 indicate many may have underestimated the degree of concern among investors. Outflows, particularly from corporate credit fixed-income funds, were substantial and help explain the magnitude of market weakness. Flows back into markets in 2019 have been impressive as well, although thus far they have fallen short of making up for late-2018’s outflows.

Macro factors have been driving markets, and there is little new to say about the Fund’s portfolio. Our allocations continue to focus on credit quality and structure – both of which remain healthy – and portfolio turnover remains low. The economic outlook and related macro factors – such as global monetary policy and trade – should continue to have an outsized impact on our market’s direction over the near-term.

Credit fundamentals for most issuers of preferreds are strong, and we expect them to remain resilient even if the pace of economic growth slows over the next several years. Supply of newly-issued preferreds should remain very manageable, providing technical support to the market. Combined with competitive yields, tax advantages, and benign credit conditions, we believe the case for preferreds as an income investment remains intact.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

March 29, 2019

1December 1, 2018 – February 28, 2019

2Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OVERVIEW February 28, 2019 (Unaudited)

Fund Statistics
Net Asset Value	$10.97
Market Price	$11.08
Premium	1.00%
Yield on Market Price†	6.77%
Common Stock Shares Outstanding	12,568,413

†February 2019 dividend of $0.0625 per share,
annualized, divided by Market Price.

Security Ratings**% of Net Assets††
A	1.1%
BBB	53.8%
BB	31.1%
Below “BB”	0.9%
Not Rated***	9.9%

Portfolio Rating Guidelines% of Net Assets††
Security Rated Below Investment Grade By All****	30.6%
Issuer or Senior Debt Rated Below Investment Grade by All*****	1.7%

**Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s. May not sum to 100% due to rounding.

***Excludes common stock and money market fund investments and net other assets and liabilities of 3.2%.

****Security rating below investment grade by all of Moody’s, S&P Global Ratings, and Fitch Ratings.

*****Security rating and issuer’s senior unsecured debt or issuer rating are below investment grade by all of Moody’s, S&P, and Fitch. The Fund’s investment policy currently limits such securities to 15% of Net Assets.

Industry Categories*	% of Net Assets††

REITs 0.5%
Energy 4.6%
Communication 0.5%
Utilities 8.3%
Other 6.5%
Insurance 21.1%
Banking & Financial Services 58.6%

*Categories may not sum to 100% due to rounding.

Top 10 Holdings by Issuer% of Net Assets††
JPMorgan Chase & Co	4.2%
MetLife Inc	4.2%
Morgan Stanley	3.9%
PNC Financial Services Group Inc	3.8%
BNP Paribas	3.2%
Fifth Third Bancorp	3.1%
Wells Fargo & Company	3.0%
Liberty Mutual Group	2.8%
HSBC Holdings PLC	2.7%
Citigroup Inc	2.7%

% of Net Assets****** ††
Holdings Generating Qualified Dividend Income (QDI) for Individuals	62%
Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	44%

******This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

††Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 76.2%
Banking — 40.8%

	Bank of America Corporation:
$2,100,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	$2,073,277	*(1)(4)
$300,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	327,009	*(4)
	Capital One Financial Corporation:
2,020	6.00%, Series B	51,278	*(4)
12,400	6.00%, Series H	322,089	*(4)
7,000	6.20%, Series F	182,630	*(4)
24,333	6.70%, Series D	631,563	*(4)
	Citigroup, Inc.:
$250,000	5.875% to 03/27/20 then 3ML + 4.059%, Series O	252,864	*(4)
$430,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	433,859	*(4)
115,370	6.875% to 11/15/23 then 3ML + 4.13%, Series K	3,103,453	*(1)(4)
74,694	7.125% to 09/30/23 then 3ML + 4.04%, Series J	2,042,575	*(1)(4)
	Citizens Financial Group, Inc.,
35,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	910,525	*(1)(4)
$900,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	893,452	*(4)
	CoBank ACB:
13,500	6.125%, Series G, 144A****	1,367,550	*(4)
9,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	932,850	*(4)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,035,000	*(1)(4)
$415,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	431,600	*(4)
232,307	Fifth Third Bancorp, 6.625% to 12/31/23 then 3ML + 3.71%, Series I	6,612,038	*(1)(4)
	First Horizon National Corporation:
750	First Tennessee Bank, 3ML + 0.85%, min 3.75%, 3.75%(5),144A****	551,250	*(4)
1	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	1,293,750
	Goldman Sachs Group:
$2,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	1,842,950	*(1)(4)
$195,000	5.70% to 05/10/19 then 3ML + 3.884%, Series L	195,244	*(4)
50,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,340,000	*(1)(4)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,173,776	(1)(2)(4)
	Huntington Bancshares, Inc.:
99,000	6.25%, Series D	2,560,140	*(1)(4)
$950,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	915,168	*(1)(4)
	JPMorgan Chase & Company:
54,650	6.70%, Series T	1,366,250	*(4)
$2,689,000	3ML + 3.47%, 6.2205%(5), Series I	2,705,739	*(1)(4)
$300,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	309,250	*(4)
$4,167,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,584,804	*(1)(4)
84,000	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	2,247,319	*(1)(4)
$1,550,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	1,880,847	(2)(4)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

$2,240,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	$2,387,470	*(1)(4)
40,220	MB Financial, Inc., 6.00%, Series C	1,012,337	*(1)(4)
	Morgan Stanley:
82,600	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,094,736	*(1)(4)
148,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	4,022,640	*(1)(4)
77,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,168,162	*(1)(4)
162,500	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,082,000	*(1)(4)
16,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	394,665	*(4)
	PNC Financial Services Group, Inc.:
287,667	6.125% to 05/01/22 then 3ML + 4.067%, Series P	7,649,785	*(1)(4)
$395,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	421,773	*(1)(4)
$1,775,000	RaboBank Nederland, 11.00% to 06/30/19 then 3ML + 10.868%, 144A****	1,821,594	(1)(2)(4)
35,000	Regions Financial Corporation, 6.375% to 09/15/24 then 3ML + 3.536%, Series B	941,937	*(4)
	Sovereign Bancorp:
2,600	Sovereign REIT, 12.00%, Series A, 144A****	2,916,147	(4)
	State Street Corporation:
83,700	5.90% to 03/15/24 then 3ML + 3.108%, Series D	2,187,709	*(1)(4)
$250,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	249,584	*(4)
20,517	Sterling Bancorp, 6.50%, Series A	562,474	*(4)
10,000	Texas Capital Bancshares Inc., 6.50%, Series A	254,850	*(4)
24,460	US Bancorp, 6.50% to 01/15/22 then 3ML + 4.468%, Series F	672,772	*(1)(4)
28,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	699,440	*(4)
	Wells Fargo & Company:
15,000	5.625%, Series Y	379,800	*(4)
225	7.50%, Series L	289,495	*(4)
56,200	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,423,670	*(1)(4)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,196,450	*(1)(4)
$1,139,000	3ML + 3.77%, 6.5582%(5), Series K	1,148,966	*(4)
34,400	6.625% to 03/15/24 then 3ML + 3.69%, Series R	946,000	*(1)(4)
$1,210,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,259,410	*(1)(4)
		86,753,965
Financial Services — 1.1%
$419,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	419,000	(2)
$444,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	412,181	*(4)
	General Motors Financial Company:
$420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	368,455	*(4)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	659,007	*(4)
20,000	Stifel Financial Corp., 6.25%, Series B	504,000	*(4)
		2,362,643

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — 18.2%

73,000	Allstate Corporation, 6.625%, Series E	$1,852,010	*(1)(4)
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	1,742,212
$275,000	Aon Corporation, 8.205% 01/01/27	322,017	(1)
	Arch Capital Group, Ltd.:
11,000	5.25%, Series E	251,283	**(2)(4)
9,900	5.45%, Series F	229,185	**(2)(4)
$1,453,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,552,894	**(1)(2)(4)
19,750	Axis Capital Holdings Ltd., 5.50%, Series E	469,063	**(2)(4)
	Chubb Ltd.:
$1,200,000	Ace Capital Trust II, 9.70% 04/01/30	1,621,164	(1)
129,700	Delphi Financial Group, 3ML + 3.19%, 5.8738%(5) 05/15/37	2,999,313	(1)
42,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,044,225	**(1)(2)(4)
$1,031,000	Everest Reinsurance Holdings, 3ML + 2.385%, 5.0688%(5) 05/15/37	898,460	(1)
10,000	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	285,950
$3,054,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	3,485,973	(1)
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	4,445,551	(1)
$2,704,000	10.75% 08/01/39	4,034,449	(1)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	426,494	(1)
	PartnerRe Ltd.:
23,350	5.875%, Series I	596,126	**(1)(2)(4)
5,300	6.50%, Series G	138,171	**(2)(4)
78,200	7.25%, Series H	2,096,542	**(1)(2)(4)
$241,000	Prudential Financial, Inc., 5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	250,393
17,000	RenaissanceRe Holdings Ltd., 5.75%, Series F	417,180	**(2)(4)
	Unum Group:
$4,172,000	Provident Financing Trust I, 7.405% 03/15/38	4,347,349	(1)
24,000	W.R. Berkley Corporation, 5.75% 06/01/56	604,997
	XL Group Limited:
$1,400,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 5.736%(5), 144A****	1,349,565	(1)(2)(4)
$3,318,000	XL Capital Ltd., 3ML + 2.4575%, 5.2448%(5), Series E	3,127,215	(1)(2)(4)
		38,587,781
Utilities — 8.3%
$620,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	630,332	*(1)(4)
	Commonwealth Edison:
$2,512,000	COMED Financing III, 6.35% 03/15/33	2,607,720	(1)
133,100	Dominion Energy, Inc., 5.25% 07/30/76, Series A	3,311,861	(1)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — (Continued)

	DTE Energy Company:
7,000	5.375% 06/01/76, Series B	$179,725
13,000	6.00% 12/15/76, Series F	348,465
$2,030,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,104,044	(1)(2)
650	Georgia Power Company, 5.00% 10/01/77, Series 2017A	16,305
24,000	Indianapolis Power & Light Company, 5.65%	2,418,000	*(1)(4)
77,100	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	1,949,474	(1)
	NextEra Energy:
$293,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 4.9132%(5) 06/15/67, Series C	255,344	(1)
	NiSource, Inc.:
$300,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A, 144A****	289,751	*(4)
28,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	747,950	*(1)(4)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,622,089	(1)
	PPL Corp:
26,800	PPL Capital Funding, Inc., 5.90% 04/30/73, Series B	672,412	(1)
	Southern California Edison:
20,000	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	465,300	*(4)
		17,618,772
Energy — 3.8%
	DCP Midstream LP:
$1,060,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	1,021,337	(1)(4)
3,800	7.875% to 06/15/23 then 3ML + 4.919%, Series B	92,169	(4)
$1,030,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	1,010,873	(1)(2)
	Energy Transfer Partners LP:
115,480	7.375% to 05/15/23 then 3ML + 4.53%, Series C	2,784,119	(1)(4)
1,400	7.625% to 08/15/23 then 3ML + 4.738%, Series D	34,300	(4)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	459,234
31,500	NuStar Logistics LP, 3ML + 6.734%, 9.5213%(5) 01/15/43	790,335	(1)
	Transcanada Pipelines, Ltd.:
$1,000,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	931,475	(1)(2)
$1,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	996,475	(1)(2)
		8,120,317
Real Estate Investment Trust (REIT) — 0.5%
3,110	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	78,123	(4)
	National Retail Properties, Inc.:
5,500	5.20%, Series F	124,850	(4)
23,962	5.70%, Series E	596,055	(1)(4)
6,918	PS Business Parks, Inc., 5.20%, Series W	160,048	(4)
		959,076

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Miscellaneous Industries — 3.5%

	BHP Billiton Limited:
$400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	$439,370	(2)
$392,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	370,038	*(1)(4)
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	238,200	*(4)
$3,630,000	8.00%, Series A, 144A****	3,775,200	*(1)(4)
30,400	Ocean Spray Cranberries, Inc., 6.25%, 144A****	2,644,800	*(4)
		7,467,608
	Total Preferred Stock & Hybrid Preferred Securities (Cost $155,529,712)	161,870,162

Contingent Capital Securities(3) — 16.7%
Banking — 14.1%
$1,817,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	1,910,521	**(1)(2)(4)
$2,200,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then SW5 + 3.87%	1,984,884	**(1)(2)(4)
$490,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	482,650	**(2)(4)
	Barclays Bank PLC:
$930,000	7.75% to 09/15/23 then SW5 + 4.842%	928,452	**(2)(4)
$2,848,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	2,993,994	**(2)(4)
	BNP Paribas:
$380,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	380,560	**(2)(4)
$4,661,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	4,916,330	**(1)(2)(4)
$1,500,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	1,581,502	**(1)(2)(4)
$270,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	290,432	**(2)(4)
	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then ISDA5 + 3.746%	316,948	**(2)(4)
$3,430,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,379,750	**(1)(2)(4)
$937,000	6.875% to 06/01/21 then ISDA5 + 5.514%	973,983	**(2)(4)
$500,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	455,485	**(2)(4)
	Societe Generale SA:
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	272,166	**(2)(4)
$3,800,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	3,942,500	**(1)(2)(4)
	Standard Chartered PLC:
$1,600,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	1,676,000	**(1)(2)(4)
$2,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	2,622,437	**(1)(2)(4)
$1,100,000	Westpac Banking Corporation, 5.00% to 09/21/27 then ISDA5 + 2.888%	970,964	**(2)(4)
		30,079,558

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Financial Services — 0.7%

	Credit Suisse Group AG:
$700,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	$701,032	**(2)(4)
$800,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	821,668	**(2)(4)
		1,522,700
Insurance — 1.9%
$3,634,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	3,943,708	(1)(2)
		3,943,708
	Total Contingent Capital Securities (Cost $35,337,732)	35,545,966

Corporate Debt Securities§ — 3.9%
Banking — 1.8%
123,450	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	3,199,824	(1)
18,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	526,540
		3,726,364
Financial Services — 0.0%
1,000	B. Riley Financial, Inc., 7.50% 05/31/27	24,765
		24,765
Insurance — 1.1%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,379,566	(1)
		2,379,566
Energy — 0.5%
$904,000	Energy Transfer Partners LP, 8.25% 11/15/29	1,091,786	(1)
		1,091,786
Communication — 0.5%
	Qwest Corporation:
19,728	6.50% 09/01/56	449,897
24,920	6.75% 06/15/57	596,428
		1,046,325
	Total Corporate Debt Securities (Cost $7,359,680)	8,268,806

Common Stock — 0.2%
Energy — 0.2%
27,067	Kinder Morgan, Inc.	518,604	*
		518,604
	Total Common Stock (Cost $731,057)	518,604

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Money Market Fund — 2.1%

	BlackRock Liquidity Funds:
4,514,875	T-Fund, Institutional Class	$4,514,875

	Total Money Market Fund (Cost $4,514,875)	4,514,875

Total Investments (Cost $203,473,056***)	99.1%	210,718,413

Other Assets And Liabilities (Net)	0.9%	1,831,358

Total Managed Assets	100.0%‡	$212,549,771

Loan Principal Balance		(74,700,000)

Total Net Assets Available To Common Stock		$137,849,771

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $61,841,713 or 29.1% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $140,103,807 at February 28, 2019.

(2)Foreign Issuer.

(3)A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

(4)Perpetual security with no stated maturity date.

(5)Represents the rate in effect as of the reporting date.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2018 through February 28, 2019 (Unaudited)

Value
OPERATIONS:
Net investment income	$2,131,683
Net realized gain/(loss) on investments sold during the period	(3,239,597)
Change in net unrealized appreciation/(depreciation) of investments	8,895,146
Net increase in net assets resulting from operations	7,787,232
DISTRIBUTIONS:
Dividends paid from distributable earnings to Common Stock Shareholders(2)	(2,399,182)
Total Distributions	(2,399,182)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	231,542
Net increase in net assets available to Common Stock resulting from Fund share transactions	231,542

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE period	$5,619,592

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$132,230,179
Net increase in net assets during the period	5,619,592
End of period	$137,849,771

(1)These tables summarize the three months ended February 28, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2018.

(2)May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2018 through February 28, 2019 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.54
INVESTMENT OPERATIONS:
Net investment income	0.17
Net realized and unrealized gain/(loss) on investments	0.45
Total from investment operations	0.62
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.19)
Total distributions to Common Stock Shareholders	(0.19)
Net asset value, end of period	$10.97
Market value, end of period	$11.08
Common Stock shares outstanding, end of period	12,568,413
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.48	%*
Operating expenses including interest expense	3.30	%*
Operating expenses excluding interest expense	1.45	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	2	%**
Total managed assets, end of period (in 000’s)	$212,550
Ratio of operating expenses including interest expense to average total managed assets	2.11	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.93	%*

(1)These tables summarize the three months ended February 28, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2018.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2018	$0.0660	$10.29	$10.53	$10.29
January 31, 2019	0.0625	10.88	11.39	10.88
February 28, 2019	0.0625	10.97	11.08	10.97

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2019, the aggregate cost of securities for federal income tax purposes was $204,732,690, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,084,094 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,098,371.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 28, 2019 is as follows:

	Total Value at February 28, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$86,753,965	$70,690,116	$16,063,849	$—
Financial Services	2,362,643	1,943,643	419,000	—
Insurance	38,587,781	23,360,611	15,227,170	—
Utilities	17,618,772	9,021,489	8,597,283	—
Energy	8,120,317	8,120,317	—	—
Real Estate Investment Trust (REIT)	959,076	959,076	—	—
Miscellaneous Industries	7,467,608	809,408	6,658,200	—
Contingent Capital Securities
Banking	30,079,558	29,596,908	482,650	—
Financial Services	1,522,700	1,522,700	—	—
Insurance	3,943,708	—	3,943,708	—
Corporate Debt Securities
Banking	3,726,364	3,726,364	—	—
Financial Services	24,765	24,765	—	—
Insurance	2,379,566	—	2,379,566	—
Energy	1,091,786	—	1,091,786	—
Communication	1,046,325	1,046,325	—	—
Common Stock
Energy	518,604	518,604	—	—
Money Market Fund	4,514,875	4,514,875	—	—
Total Investments	$210,718,413	$155,855,201	$54,863,212	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

R. Eric Chadwick, CFA
Chairman of the Board

Morgan Gust

David Gale

Karen H. Hogan

Officers

R. Eric Chadwick, CFA
Chief Executive Officer and
President

Chad C. Conwell
Chief Compliance Officer,
Vice President and Secretary

Bradford S. Stone
Chief Financial Officer,
Vice President and Treasurer

Roger W. Ko
Assistant Treasurer

Laurie C. Lodolo
Assistant Compliance Officer,
Assistant Treasurer and
Assistant Secretary

Linda M. Puchalski
Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated
e-mail: flaherty@pfdincome.com

Questions concerning your shares of Flaherty & Crumrine Preferred Income Opportunity Fund?

•If your shares are held in a Brokerage Account, contact your Broker.

•If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent & Shareholder Servicing Agent —

BNY Mellon c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170
1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly
Report

February 28, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“edelivery”), you will not be affected by this change and you need not take any action. If you have not already elected edelivery, you may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the Fund at the telephone number or mailing address listed on the left side of this page, if you invest directly with the Fund, or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all funds held in your account at that financial intermediary. Likewise, your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund. If you are a direct shareholder with the Fund, you can call or write to the Fund at the telephone number or address listed on the left side of this page to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

www.preferredincome.com

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	April 29, 2019

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President
(Principal Financial Officer)

Date	April 29, 2019

* Print the name and title of each signing officer under his or her signature.